Shareholder Report, Holdings (Details)	Sep. 30, 2025
Unusual Whales Subversive Democratic Trading ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Unusual Whales Subversive Democratic Trading ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Unusual Whales Subversive Democratic Trading ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Unusual Whales Subversive Democratic Trading ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Unusual Whales Subversive Democratic Trading ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Unusual Whales Subversive Democratic Trading ETF | Artivion, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Unusual Whales Subversive Democratic Trading ETF | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Unusual Whales Subversive Democratic Trading ETF | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Unusual Whales Subversive Democratic Trading ETF | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Unusual Whales Subversive Democratic Trading ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Unusual Whales Subversive Democratic Trading ETF | Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Unusual Whales Subversive Democratic Trading ETF | Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Unusual Whales Subversive Democratic Trading ETF | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Unusual Whales Subversive Democratic Trading ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Unusual Whales Subversive Democratic Trading ETF | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Unusual Whales Subversive Democratic Trading ETF | Retail & Wholesale - Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Unusual Whales Subversive Democratic Trading ETF | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Unusual Whales Subversive Democratic Trading ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Unusual Whales Subversive Democratic Trading ETF | Retail & Wholesale - Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Unusual Whales Subversive Democratic Trading ETF | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Unusual Whales Subversive Democratic Trading ETF | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unusual Whales Subversive Democratic Trading ETF | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Unusual Whales Subversive Democratic Trading ETF | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Unusual Whales Subversive Democratic Trading ETF | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Unusual Whales Subversive Democratic Trading ETF | Consumer Discretionary Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Unusual Whales Subversive Democratic Trading ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Unusual Whales Subversive Democratic Trading ETF | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Unusual Whales Subversive Democratic Trading ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Unusual Whales Subversive Democratic Trading ETF | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Unusual Whales Subversive Republican Trading ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Unusual Whales Subversive Republican Trading ETF | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Unusual Whales Subversive Republican Trading ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Unusual Whales Subversive Republican Trading ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Unusual Whales Subversive Republican Trading ETF | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Unusual Whales Subversive Republican Trading ETF | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unusual Whales Subversive Republican Trading ETF | AT&T, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Unusual Whales Subversive Republican Trading ETF | Allstate Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Unusual Whales Subversive Republican Trading ETF | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unusual Whales Subversive Republican Trading ETF | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Unusual Whales Subversive Republican Trading ETF | Tech Hardware & Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Unusual Whales Subversive Republican Trading ETF | Software & Tech Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Unusual Whales Subversive Republican Trading ETF | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Unusual Whales Subversive Republican Trading ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Unusual Whales Subversive Republican Trading ETF | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Unusual Whales Subversive Republican Trading ETF | Retail & Wholesale - Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Unusual Whales Subversive Republican Trading ETF | Consumer Staple Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Unusual Whales Subversive Republican Trading ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Unusual Whales Subversive Republican Trading ETF | Retail & Wholesale - Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Unusual Whales Subversive Republican Trading ETF | Industrial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Unusual Whales Subversive Republican Trading ETF | Consumer Discretionary Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Unusual Whales Subversive Republican Trading ETF | Industrial Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Unusual Whales Subversive Republican Trading ETF | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Unusual Whales Subversive Republican Trading ETF | Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Unusual Whales Subversive Republican Trading ETF | Consumer Discretionary Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Unusual Whales Subversive Republican Trading ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Unusual Whales Subversive Republican Trading ETF | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Unusual Whales Subversive Republican Trading ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Unusual Whales Subversive Republican Trading ETF | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Unusual Whales Subversive Republican Trading ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Unusual Whales Subversive Republican Trading ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%